Segment reporting (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€) segment	Jun. 30, 2018 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 5,050	€ 5,262	€ 10,615	€ 10,314
Gross profit	(3,859)	(2,942)	(6,659)	(4,654)
Systems
Segment reporting
Revenues	2,129	1,883	4,544	3,258
Gross profit	531	474	1,360	854
Services
Segment reporting
Revenues	2,921	3,379	6,071	7,056
Gross profit	€ 995	€ 1,378	€ 2,079	€ 3,129